Interests in Joint Ventures - Schedule of the Financial information of joint ventures (Detail) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Interests in Joint Ventures [Line Items]
Total assets	$ 1,486,590	$ 1,486,590	$ 1,060,723	$ 857,693	$ 1,357,880
Total liabilities	(193,016)	(193,016)	(58,309)	(115,178)	(103,471)
Cash and cash equivalents	120,234	120,234	138,297	67,494	58,560
Bank borrowings	30,373	30,373	458	0	$ 0
Revenues		130,914	175,171	179,815
Loss for the period		153,383	160,466	157,180
Other comprehensive income for the period		(482)	2,332	(6,703)
Total comprehensive income for the period		152,901	$ 162,798	$ 150,477
Singapore Hotel [Member]
Interests in Joint Ventures [Line Items]
Total assets	201,025	201,025
Total liabilities	(216,689)	(216,689)
Net assets	$ (15,664)	$ (15,664)
Proportion of the Group's ownership	51.00%	51.00%
Group's share of net assets of joint ventures	$ (7,988)	$ (7,988)
Due from joint ventures	23,810	23,810
Interests in joint ventures	15,822	15,822
Cash and cash equivalents	3,516	3,516
Amounts due to shareholders	48,280	48,280
Bank borrowings	163,438	$ 163,438
Revenues	24,129
Loss for the period	(4,578)
Other comprehensive income for the period	(600)
Total comprehensive income for the period	$ (5,178)